SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE

The net income (loss) per share presented in the statements of operations is based on the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income	$382,746	$704,555	$731,987	$1,349,454
Accretion of temporary equity into redemption value (interest earned)	(530,141)	(834,681)	(1,116,305)	(1,675,901)
Accretion of temporary equity into redemption value (extension deposit)	(110,000)	-	(165,000)	-
Net loss including accretion of equity into redemption value	$(257,395)	$(130,126)	$(549,318)	$(326,447)

	For Three Months Ended June 30, 2024		For Six Months Ended June 30, 2024		For Three Months Ended June 30, 2023		For Six Months Ended June 30, 2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	4,725,829	2,280,500	4,725,829	2,280,500	6,900,000	2,280,500	6,900,000	2,280,500
Ownership percentage	67%	33%	67%	33%	75%	25%	75%	25%
Numerators:
Allocation of net loss including accretion of temporary equity	(173,615)	(101,682)	(370,520)	(178,798)	(97,802)	(32,324)	(245,355)	(81,092)
Interest earned on investment held in trust account	530,141	-	1,116,305	-	834,681	-	1,675,901	-
Accretion of temporary equity into redemption value (extension deposit)	110,000	-	165,000	-	-	-	-	-
Allocation of net income/(loss)	466,526	(101,682)	910,785	(178,798)	736,879	(32,324)	1,430,546	(81,092)
Denominators:
Weighted-average shares outstanding	4,725,829	2,280,500	4,725,829	2,280,500	6,900,000	2,280,500	6,900,000	2,280,500
Basic and diluted net income/(loss) per share	$0.10	$(0.04)	$0.19	$(0.08)	$0.11	$(0.01)	$0.21	$(0.04)

	For the Year Ended December 31, 2023		For the Period from January 14, 2022 (Inception) Through December 31, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	6,870,217	2,280,500	191,159	1,862,261
Ownership percentage	75%	25%	9%	91%
Numerators:
Allocation of net loss including accretion of temporary equity	(631,513)	(209,624)	(7,523)	(73,284)
Interest earned on investment held in trust account	3,580,311	-	38,228	-
Accretion of temporary equity to redemption value (extension deposit)	165,000	-	-	-
Allocation of net income/(loss)	3,113,798	(209,624)	(30,705)	(73,284)
Denominators:
Weighted-average shares outstanding	6,870,217	2,280,500	191,159	1,862,261
Basic and diluted net income/(loss) per share	0.45	(0.09)	0.16	(0.04)

SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

At June 30, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Ordinary shares subject to possible redemption at December 31, 2023	$50,880,604
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	586,164
Accretion for ordinary shares subject to redemption (extension deposit)	55,000
Ordinary shares subject to possible redemption at March 31, 2024	51,521,768
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	530,141
Accretion for ordinary shares subject to redemption (extension deposit)	110,000
Ordinary shares subject to possible redemption at June 30, 2024	$52,161,909

At December 31, 2023, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$69,000,000
Less:
Cash to the operating account	(657,285)
Underwriting expenses	(1,725,000)
Other offering expenses	(263,675)
Amount held back for Sponsor portion of risk capital in event of full exercise of the over-allotment	(279,040)
Plus:
Private Placement	4,305,000

Ordinary Shares subject to possible redemption, December 31, 2022	$70,380,000
Less:
Withdrawn in connection with redemption	(23,282,936)
Plus:
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	3,618,540
Accretion for ordinary shares subject to redemption (extension deposit)	165,000

Ordinary shares subject to possible redemption, December 31, 2023	$50,880,604